Taxation - Schedule of Deferred Tax Assets and Deferred Tax Liability (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Bad debt provision	¥ 7,194	$ 1,029	¥ 12,788
Lease liabilities	8,071	1,154	9,326
Net operating loss carry forwards	59,778	8,548	57,345
Total gross deferred tax assets	75,043	10,731	79,459
Valuation allowance on deferred tax assets	(42,412)	(6,065)	(40,523)
Deferred tax assets, net of valuation allowance	32,631	4,666	38,936
Deferred tax (liabilities)-non current:
Right-of-use assets	(9,262)	(1,324)	(10,789)
Total deferred tax	¥ 23,369	$ 3,342	¥ 28,147